Trade and other payables	6 Months Ended
Dec. 31, 2022
Statement [line items]
Trade and other payables	Note 12. Trade and other payables

	Consolidated
	December	June
	2022	2022
	$	$
Trade payables	2,306,921	1,524,174
Accrued and other payables	841,847	2,235,946

	3,148,768	3,760,120